LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2021
LONG-TERM DEBT
Schedule of convertible senior notes

	2020	2021

	RMB (in millions)
2025 Notes	31	30
2022 Notes	331	—
2022 Booking Notes	163	—
Exchangeable Senior Notes	4,249	3,791
Long-term loan	17,797	6,644
Securitization debt	147	628

Total	22,718	11,093